Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Event [Abstract]
Subsequent events

28. Subsequent events

On May 3, 2023, the Company announced the appointment of Mr. Sugata Sircar as CFO for the Company and the Group and Executive Director, Finance of the Company’s subsidiary, Azure Power India Private Limited, with effect from May 1, 2023. He subsequently resigned from his position as Non-executive Independent Director and member of the Company’s Audit & Risk Committee and Capital Committee.

On May 3, 2023, the Company has announced the appointment of Mr. Sunil Gupta as Chief Executive Officer (CEO) effective July 10, 2023, replacing the acting CEO, Rupesh Agarwal.

On May 27, 2023, Radiance have sent the Company a notice to terminate the Master Share Purchase Agreement in relation to 86.5 MW Rooftop portfolio in relation to Azure Power Rooftop (Genco) Private Limited and related group SPVs. The Company and Radiance have mutually agreed to terminate the transfer in shareholding of the un-transferred 86.5 MW portfolio to Radiance and accordingly, the Purchaser will not purchase from the Sellers and the Sellers will not sell to the Purchaser the AZR Sale Shares (including any Seller Group Loans) as was agreed in the Previous MSPA and further amended under the Amended MSPA. The assets and related liabilities of these subsidiaries are not presented as “Assets classified as held for sale” and instead re-classified within the respective balance sheet captions in the consolidated balance sheet as at March 31, 2022.

On June 16, 2023, the Company has announced the appointment of Mr. Richard Payette as an Independent non-executive Director on the Company’s Board effective July 1, 2023.

On June 23, 2023, the Company has announced the resignation of Ms. Christine Ann Mc Namara as an Independent non-executive Director on the Company’s Board.

On October 11, 2023, Mr. Alan Rosling resigned as Chairman of the Board and as a director of the Company and APIPL. Mr. M.S. Unnikrishnan then became the Chairman of the Board of the Company.

Mr. Deepak Malhotra and Mr. Cyril Sebastien Dominique Cabanes resigned as directors of the Company on October 29, 2023 and October 30, 2023 respectively. On October 31, 2023, Mr. Jaime Garcia Nieto and Mr. Philippe Pierre Wind were appointed as directors of the Company. Both directors are non-executive nominees of the majority shareholder, CDPQ.

On December 14, 2023, APSEPL and APEL completed a consent solicitation in respect the 2024 Notes and 2026 Notes. Under the same, APSEPL and APEL sought the consent of the Noteholders of each of the 2024 Notes and 2026 Notes to amend certain terms of Bond Indentures. Pursuant to the terms of the amended Indentures, APSEPL and APEL launched tender offers for the 2024 Notes and the 2026 Notes on February 16, 2024. The early deadline of the tender offers was on March 1, 2024 and APSEPL and APEL purchased US$40,000,000 of the 2024 Notes and US$14,477,000 of the 2026 Notes respectively on March 11, 2024.

On March 13, 2024, Mr. M.S. Unnikrishnan resigned as Chairman of the Board and as a director of the Company and APIPL.

Subsequent to year end, the Company has received favorable orders for entitlement of compensation related to “change in law” event for increase in GST rate from 5% to 12 % and introduction & imposition of Safeguard Duty aggregating to INR 1,423 million. These favorable orders have been considered as subsequent adjusting event, accordingly the Company has recognised the same in the books of account as on 31st March 2023.

On February 13, 2024, FS India Solar Ventures Private Limited (“First Solar”) sent us a notice that First Solar was terminating the Master Supply Agreement, dated August 22, 2022 (“First Solar MSA”), between First Solar and APIPL.  The notice claims that a termination payment of US$29.242 million is due to be paid by APIPL to First Solar under the First Solar MSA. APIPL disputes that such a termination payment is due and intends to engage in commercial discussions with First Solar to resolve the matter.

On March 05, 2024, Siemens Gamesa sent us a notice which claims a default and damages of INR 1,934 million (US$23.5 million) in connection with a supply agreement between Siemens Gamesa and APIPL in respect of our 345.6 MW wind power project in the state of Karnataka. APIPL disputes such claim of default and damages and intends to engage in mutual discussions with Simens Gamesa to resolve the matter.

On March 18, 2024, we received two letters from SECI. In its first letter, SECI stated that it had terminated the PPAs with the Group in respect of the 2,333 MW projects and reserved its rights to take action against the Group including forfeiture of the performance guarantees and success charges and fees in respect of the PPAs and other documentation associated with the 2,333 MW projects. In its second letter, SECI informed the Group that it was awarding the 2,333 MW projects and associated PPAs to a third-party. Further, SECI informed the Group that it had reduced Azure’s capacity allocation under the manufacturing Letter of Award by 2,333MW and its corresponding manufacturing capacity of solar cells and solar modules by 583 MW.

On July 13, 2023, the NYSE suspended trading in our Company’s shares and commenced delisting proceedings (the “Delisting Decision”). As described more fully in our July 13, 2023 Form 6-K, we took substantial steps to remediate the issues that led to the Delayed Filings including, among others, the replacement of our independent public accounting firm for our U.S. GAAP consolidated financial statements, strengthening our management team and appointing external consultants to review our internal controls and compliance framework. On July 26, 2023, we submitted an appeal of the Delisting Decision. However, on October 30,2023, the NYSE Committee for Review affirmed the Delisting Decision. On November 13, 2023 our shares were delisted from trading on the NYSE.